SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Derivative liabilities	$ 1,122,981	$ 1,648,831
Derivative liabilities - Insufficient shares	2,033,774
...Level 1 [Member]
Derivative liabilities		0
Level 2 [Member]
Derivative liabilities	0	0
Level 3 [Member]
Derivative liabilities	1,122,981	1,648,831
Derivative liabilities - Insufficient shares	2,033,774
Convertible Preferred Stock Series B
Derivative liabilities	$ 0	$ 0